Inventories (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Components of inventories
Raw materials	$ 48,865,084		$ 26,226,388		$ 53,160,604
Finished goods	20,219,210		10,891,825		30,024,896
Work-in-process	3,963,955		1,827,755		3,646,056
Total	$ 73,048,249	[1]	$ 38,945,968	[1]	$ 86,831,556	[2]

[1]	Note 5
[2]	Note 3